Consolidated Statements of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Profit for the year	₨ 923,401	$ 14,197	₨ 642,399	₨ 438,453
Adjustments for:
Depreciation and amortization	1,754,537	26,976	1,758,776	1,598,037
(Gain) / loss on sale of property, plant and equipment	(2,553)	(39)	(1,081)	(1,617)
Provision for doubtful receivables/ advances	370,000	5,689	383,534	182,161
Provision for expenses no longer required written back	0	0	0	(49,910)
Stock compensation expense	6,824	105	17,638	51,986
Net finance (income) / expense	367,455	5,650	314,525	520,275
Unrealized (gain)/ loss on account of exchange differences	(1,863)	(29)	(68,300)	31,035
Amortization of leasehold prepayments	21,728	334	15,939	14,649
Tax expense	194	3	698	(135)
Cash flow from operating activities before working capital changes	3,439,723	52,886	3,064,128	2,784,934
Change in trade and other receivables	(2,220,619)	(34,142)	(1,843,683)	(946,189)
Change in inventories	536,139	8,243	(440,555)	(508,338)
Change in other assets	(518,958)	(7,979)	(618,297)	19,211
Change in trade and other payables	604,701	9,297	1,379,505	1,347,140
Change in employee benefits	29,060	447	26,500	16,796
Change in deferred income	296,574	4,560	172,920	220,551
Cash generated from operations	2,166,620	33,312	1,740,518	2,934,105
Income taxes (paid)/ refund received	(46,016)	(708)	7,965	(491,443)
Net cash from / (used in) operating activities	2,120,604	32,604	1,748,483	2,442,662
Cash flows from / (used in) investing activities
Acquisition of property, plant and equipment	(1,668,979)	(25,660)	(1,596,694)	(1,484,292)
Expenditure on intangible assets	(163,507)	(2,514)	(72,050)	(128,705)
Proceeds from sale of property, plant and equipment	2,425	37	2,281	1,695
Investments in corporate debt securities	(71,093)	(1,093)	(72,943)	0
Finance income received	106,850	1,643	129,427	45,251
Net cash from / (used in) investing activities	(1,794,304)	(27,587)	(1,609,979)	(1,566,051)
Cash flows from / (used in) financing activities
Proceeds from issue of share capital (including share premium)	12,169	187	300,000	0
Proceeds from / (repayment) of borrowings (net)	42,719	657	643,341	700,882
Transaction costs related to equity			(2,010)	0
Finance expenses paid	(491,293)	(7,554)	(426,696)	(567,874)
Proceeds from / (repayment of) finance lease liabilities	(402,954)	(6,195)	(602,806)	(543,580)
Payment of dividend and dividend distribution tax	(208,697)	(3,209)	(169,742)	(169,741)
Net cash from / (used in) financing activities	(1,048,056)	(16,114)	(257,913)	(580,313)
Net increase / (decrease) in cash and cash equivalents	(721,756)	(11,097)	(119,409)	296,298
Cash and cash equivalents at April 1	893,104	13,732	1,016,113	720,651
Effect of exchange fluctuations on cash held	(4,764)	(73)	(3,600)	(836)
Cash and cash equivalents at March 31	166,584	2,562	893,104	1,016,113
Supplementary information
Additions to property, plant and equipment represented by finance lease obligations	₨ 69,700	$ 1,072	₨ 168,715	₨ 510,783